Loans and Allowance for Credit Losses - Schedule of Loans to Directors and Executive Officers (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	$ 9,415
New loans	4,373
Amounts collected	(4,191)
Ending balance	$ 9,597